Property and Equipment And Investment Properties(Table)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment And Investment Property Abstract [Abstract]
Disclosure Of Detailed Information About Property Plant And Equipment Explanatory

Details of property and equipment as of December 31, 2018 and 2019, are as follows:

	2018
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,433,059	￦	—	￦	(1,018)	￦	2,432,041
Buildings		2,043,459		(707,389)		(5,859)		1,330,211
Leasehold improvements		878,078		(750,442)		—		127,636
Equipment and vehicles		1,729,223		(1,448,599)		—		280,624
Construction in progress		88,618		—		—		88,618
Financial lease assets		44,429		(31,432)		—		12,997

Total	￦	7,216,866	￦	(2,937,862)	￦	(6,877)	￦	4,272,127

	2019
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,431,812	￦	—	￦	(1,018)	￦	2,430,794
Buildings		2,265,929		(757,147)		(5,859)		1,502,923
Leasehold improvements		865,531		(749,407)		—		116,124
Equipment and vehicles		1,867,739		(1,487,386)		—		380,353
Construction in progress		86,303		—		—		86,303
Right-of-use assets		854,327		(302,269)		(1,178)		550,880

Total	￦	8,371,641	￦	(3,296,209)	￦	(8,055)	￦	5,067,377

The changes in property and equipment for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Beginning		Acquisition		Transfers[1]		Disposal		Depreciation[2]		Business combination		Others		Ending
	(In millions of Korean won)
Land	￦	2,474,354	￦	247	￦	(41,888)	￦	(691)	￦	—	￦	—	￦	19	￦	2,432,041
Buildings		1,371,153		3,738		9,683		(4,528)		(51,881)		—		2,046		1,330,211
Leasehold improvement		89,729		28,922		70,221		(633)		(71,931)		—		11,328		127,636
Equipment and vehicles		243,205		182,868		242		(1,026)		(144,791)		121		5		280,624
Construction in-progress		14,808		236,495		(161,330)		—		—		644		(1,999)		88,618
Financial lease assets		8,448		9,640		—		—		(5,091)		—		—		12,997

Total	￦	4,201,697	￦	461,910	￦	(123,072)	￦	(6,878)	￦	(273,694)	￦	765	￦	11,399	￦	4,272,127

	2019
	Beginning		Acquisition		Transfers[1]		Disposal		Depreciation[2]		Business combination		Others		Ending
	(In millions of Korean won)
Land	￦	2,432,041	￦	7,334	￦	(3,957)	￦	(4,907)	￦	—	￦	—	￦	283	￦	2,430,794
Buildings		1,330,211		10,908		220,535		(9,964)		(55,669)		—		6,902		1,502,923
Leasehold improvement[3]		122,309		13,398		58,645		(338)		(77,948)		—		58		116,124
Equipment and vehicles		280,624		283,896		(4)		(526)		(183,900)		—		263		380,353
Construction in-progress		88,618		293,204		(288,136)		—		—		—		(7,383)		86,303
Right-of-use assets[3]		589,188		379,934		19		(153,034)		(281,404)		—		16,177		550,880

Total	￦	4,842,991	￦	988,674	￦	(12,898)	￦	(168,769)	￦	(598,921)	￦	—	￦	16,300	￦	5,067,377

[1]	Including transfers with investment property and assets held for sale.
[2]

Including depreciation cost and others amounting to ￦ 128 million and ￦ 111 million recorded in other operating expenses in the statements of comprehensive income for the years ended December 31, 2018 and 2019, respectively.

[3]	Beginning balances of leasehold improvement and right-of-use assets are based on IFRS 16.

The changes in accumulated impairment losses of property and equipment for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Beginning	Impairment		Reversal		Business combination		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses on property and equipment	￦ (6,877)	￦	—	￦	—	￦	—	￦	—	￦ (6,877)

	2019
	Beginning		Impairment		Reversal		Business combination		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses on property and equipment (excluding Right-of use assets)	￦	(6,877)	￦	—	￦	—	￦	—	￦	—	￦	(6,877)
Accumulated impairment losses on Right-of-use assets		—		(1,178)		—		—		—		(1,178)

Total	￦	(6,877)	￦	(1,178)	￦	—	￦	—	￦	—	￦	(8,055)

Disclosure Of Detailed Information About Investment Property Explanatory

Details of investment property as of December 31, 2018 and 2019, are as follows:

	2018
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	972,562	￦	—	￦	—	￦	972,562
Buildings		1,295,668		(148,419)		—		1,147,249

Total	￦	2,268,230	￦	(148,419)	￦	—	￦	2,119,811

	2019
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	1,537,240	￦	—	￦	—	￦	1,537,240
Buildings		1,463,736		(172,988)		—		1,290,748

Total	￦	3,000,976	￦	(172,988)	￦	—	￦	2,827,988

The changes in investment property for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Beginning		Acquisition		Transfers		Disposal		Depreciation		Others		Ending
	(In millions of Korean won)
Land	￦	251,496	￦	714,454	￦	66,086	￦	(57,384)	￦	—	￦	(2,090)	￦	972,562
Buildings		596,985		573,671		44,622		(50,872)		(26,092)		8,935		1,147,249

Total	￦	848,481	￦	1,288,125	￦	110,708	￦	(108,256)	￦	(26,092)	￦	6,845	￦	2,119,811

	2019
	Beginning		Acquisition		Transfers		Disposal		Depreciation		Others		Ending
	(In millions of Korean won)
Land	￦	972,562	￦	580,255	￦	(3,374)	￦	(13,318)	￦	—	￦	1,115	￦	1,537,240
Buildings		1,147,249		225,833		(8,861)		(50,780)		(36,877)		14,184		1,290,748

Total	￦	2,119,811	￦	806,088	￦	(12,235)	￦	(64,098)	￦	(36,877)	￦	15,299	￦	2,827,988

Schedule Of Fair Value Of Investment Property Text Block [Text Block]

The valuation technique and input variables that are used to measure the fair value of investment property as of December 31, 2019, are as follows:

2019
	Fair value	Valuation technique	Inputs
(In millions of Korean won)
Land and buildings	￦ 33,594	Cost Approach Method	- Price per square meter - Replacement cost

	1,000,227	Market comparison method	- Price per square meter

	1,602,772	Cash flow approach	- Prospective rental market growth rate - Period of vacancy - Rental rate - Discount rate and others

	396,133	Income approach	- Discount rate - Capitalization rate - Vacancy rate

As of December 31, 2018 and 2019, fair values of the investment properties amount to ￦ 2,287,012 million and ￦ 3,032,726 million, respectively. The investment properties were measured by qualified independent appraisers with experience in valuing similar properties in the same area. In addition, per the fair value hierarchy on Note 6.1, the fair value hierarchy of all investment properties has been categorized and classified as Level 3.

Rental income from the above investment properties for the years ended December 31, 2018 and 2019, amounts to ￦ 87,513 million and ￦ 129,944 million, respectively.